Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
July 31, 2024
OS-NPRT3-0924
1.804851.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
Bailiwick of Jersey - 0.4%
JTC PLC (a)	129,400	1,750
Belgium - 0.8%
Azelis Group NV	40,800	773
KBC Group NV	31,675	2,456
TOTAL BELGIUM		3,229
Canada - 2.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	55,800	3,440
Constellation Software, Inc.	2,180	6,878
Constellation Software, Inc. warrants 3/31/40 (b)(c)	2,780	0
Lumine Group, Inc. (b)	13,441	360
TOTAL CANADA		10,678
Denmark - 3.3%
Novo Nordisk A/S Series B	100,200	13,276
Finland - 0.5%
Nordea Bank Abp	150,626	1,766
France - 12.0%
Accor SA	79,900	3,076
Air Liquide SA	36,111	6,589
Alten SA	22,075	2,432
Antin Infrastructure Partners SA	9,500	129
Capgemini SA	27,278	5,415
Dassault Systemes SA	95,000	3,601
EssilorLuxottica SA	20,925	4,794
L'Oreal SA	12,000	5,189
LVMH Moet Hennessy Louis Vuitton SE	9,995	7,050
Safran SA	33,700	7,404
TotalEnergies SE	33,100	2,233
TOTAL FRANCE		47,912
Germany - 8.3%
Allianz SE	19,223	5,414
Deutsche Borse AG	24,103	4,936
Hannover Reuck SE	21,629	5,377
Merck KGaA	20,900	3,750
SAP SE	48,400	10,233
Siemens Healthineers AG (a)	65,700	3,529
TOTAL GERMANY		33,239
India - 0.4%
HDFC Bank Ltd.	85,984	1,662
Indonesia - 0.9%
PT Bank Central Asia Tbk	5,470,900	3,457
Ireland - 1.0%
Kingspan Group PLC (Ireland)	43,300	4,049
Italy - 3.5%
FinecoBank SpA	219,563	3,731
GVS SpA (a)(b)	28,462	197
Industrie de Nora SpA (d)	16,200	188
Recordati SpA	84,220	4,589
UniCredit SpA	131,700	5,410
TOTAL ITALY		14,115
Japan - 16.3%
Ajinomoto Co., Inc.	101,600	4,184
BayCurrent Consulting, Inc.	40,000	1,214
Capcom Co. Ltd.	100,200	2,142
DENSO Corp.	204,900	3,360
FUJIFILM Holdings Corp.	178,700	4,249
Hitachi Ltd.	297,700	6,432
Hoya Corp.	38,331	4,803
Mitsubishi Heavy Industries Ltd.	529,000	6,341
NOF Corp.	134,013	1,931
Renesas Electronics Corp.	181,000	3,118
Rohto Pharmaceutical Co. Ltd.	51,600	1,218
Shin-Etsu Chemical Co. Ltd.	171,706	7,629
Suzuki Motor Corp.	280,184	3,220
TIS, Inc.	42,727	921
Tokio Marine Holdings, Inc.	226,500	8,886
Tokyo Electron Ltd.	22,781	4,767
Tokyo Seimitsu Co. Ltd.	6,600	460
TOTAL JAPAN		64,875
Netherlands - 7.6%
ASM International NV (Netherlands)	4,266	2,925
ASML Holding NV (Netherlands)	16,206	14,917
IMCD NV	28,850	4,153
Topicus.Com, Inc.	6,230	549
Wolters Kluwer NV	46,541	7,812
TOTAL NETHERLANDS		30,356
Spain - 1.1%
CaixaBank SA	714,700	4,168
Sweden - 3.4%
Addlife AB	124,837	1,832
AddTech AB (B Shares)	78,587	2,532
Atlas Copco AB (A Shares)	241,692	4,302
Indutrade AB	171,925	5,047
Kry International AB (b)(c)(e)	156	4
TOTAL SWEDEN		13,717
Switzerland - 4.0%
Compagnie Financiere Richemont SA Series A	25,694	3,919
Galderma Group AG	17,965	1,414
Partners Group Holding AG	3,420	4,615
Sika AG	19,488	5,924
TOTAL SWITZERLAND		15,872
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	160,300	4,697
United Kingdom - 16.4%
3i Group PLC	134,000	5,391
AstraZeneca PLC (United Kingdom)	60,000	9,532
BAE Systems PLC	295,000	4,920
Compass Group PLC	239,254	7,368
Diageo PLC	67,376	2,096
Diploma PLC	62,467	3,572
Halma PLC	88,700	3,035
Hiscox Ltd.	66,967	1,094
InterContinental Hotel Group PLC	39,828	4,012
Lloyds Banking Group PLC	7,436,300	5,681
London Stock Exchange Group PLC	54,600	6,646
RELX PLC (London Stock Exchange)	182,384	8,608
Sage Group PLC	229,100	3,198
TOTAL UNITED KINGDOM		65,153
United States of America - 14.5%
Alcon, Inc. (Switzerland)	56,500	5,367
CDW Corp.	11,500	2,508
Experian PLC	109,200	5,155
Ferguson PLC	23,800	5,273
Holcim AG	44,180	4,129
ICON PLC (b)	10,900	3,580
Linde PLC	13,734	6,228
Marsh & McLennan Companies, Inc.	29,730	6,617
S&P Global, Inc.	11,931	5,783
Schneider Electric SA	25,800	6,219
Thermo Fisher Scientific, Inc.	4,800	2,944
Visa, Inc. Class A	14,900	3,958
TOTAL UNITED STATES OF AMERICA		57,761
TOTAL COMMON STOCKS (Cost $253,787)		391,732

Convertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Sweden - 0.0%
Kry International AB Series E (b)(c)(e) (Cost $412)	901	30

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	4,860,236	4,861
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	165,729	166
TOTAL MONEY MARKET FUNDS (Cost $5,027)		5,027

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $259,226)	396,789
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,612
NET ASSETS - 100.0%	398,401

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,476,000 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,000 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Kry International AB	5/14/21	68

Kry International AB Series E	5/14/21	412

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,244	58,789	58,172	152	-	-	4,861	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	3,177	3,011	5	-	-	166	0.0%
Total	4,244	61,966	61,183	157	-	-	5,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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